Label	Element	Value
Document And Entity Information Elements	ck0000088525_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 13, 2013
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2013
Prospectus Date	rr_ProspectusDate	Jun. 14, 2013